Federated Global Allocation Fund
(formerly, Federated Asset Allocation Fund)
Class A Shares (ticker FSTBX)
Class B Shares (ticker FSBBX)
Class C Shares (ticker FSBCX)
Class R Shares (ticker FSBKX)
Institutional Shares (ticker SBFIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED jANUARY 31, 2013
Under the heading entitled “ Fund Management,” please delete the information regarding Joseph M. Balestrino.
March 25, 2013
Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451580 (3/13)
Federated Global Allocation Fund
(formerly, Federated Asset Allocation Fund)
CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)
CLASS R SHARES (TICKER FSBKX)
INSTITUTIONAL SHARES (TICKER SBFIX)

SUPPLEMENT TO PROSPECTUS DATED January 31, 2013
1. Under the heading entitled “Fund Management,” please delete the information regarding Joseph M. Balestrino.
2. Under the heading entitled “Portfolio Management Information,” please delete the biography of Joseph M. Balestrino.
March 25, 2013
Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451579 (3/13)
Federated Global Allocation Fund
(formerly, Federated Asset Allocation Fund)
Class A Shares (ticker FSTBX)
Class B Shares (ticker FSBBX)
Class C Shares (ticker FSBCX)
Class R Shares (ticker FSBKX)
Institutional Shares (ticker SBFIX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED jANUARY 31, 2013
Under the heading entitled “ Portfolio Manager Information,” please delete the information related to Joseph M. Balestrino.
March 25, 2013
Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451581 (3/13)